COMMON STOCK	7 Months Ended	9 Months Ended
	Dec. 31, 2017	Sep. 30, 2018
Stockholders' Equity Note [Abstract]
COMMON STOCK

NOTE 5 STOCKHOLDERS' DEFICIT

On May 17, 2017, the Company issued 20,000,000 founders common stock to two directors and officers pro rata as founder shares for services rendered to the Company, valued at $0.0001 par value per share, for a total of $2,000. The Company is authorized to issue 100,000,000 shares of common stock and 20,000,000 shares of preferred stock. As of December 31, 2017, 20,000,000 shares of common stock and no preferred stock were issued and outstanding.

NOTE 5 – COMMON STOCK

During the nine months ended September 30, 2018, the Company sold 4,395,000 shares of common stock to third parties for total cash proceeds of $440.

On July 12, 2018, the “Company, entered into a share exchange acquisition agreement with Xceptor LLC, a private company organized under the laws of Wyoming (“Xceptor”). The Acquisition was effected by the Company through the exchange of all the outstanding membership interests of Xceptor for 3,000,000 shares of common stock of the Company, valued at $0.0001 per share.